Borrowings - ABS VII Notes (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Nov. 30, 2023
Disclosure of detailed information about borrowings [line items]
Proceeds from divestitures		$ 69,625	$ 9,933	$ 59,048
DP Lion Equity Holdco LLC
Disclosure of detailed information about borrowings [line items]
Proceeds from divestitures	$ 30,000
DP Lion HoldCo LLC
Disclosure of detailed information about borrowings [line items]
Percentage of equity ownership divested	80.00%
DP Lion Equity Holdco LLC
Disclosure of detailed information about borrowings [line items]
Proceeds from divesture of business	$ (30,000)
Proportion of ownership interest in subsidiary (as a percent)	20.00%
Investment in subsidiary	$ 7,500
ABS VII Class A Notes
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 142,000
Interest rate					8.243%
ABS VII Class B Notes
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 20,000
Interest rate					12.725%